Derivative Instruments and Hedging Activities	12 Months Ended
Jun. 30, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Note 15 – Derivative Instruments and Hedging Activities

At June 30, 2014 and 2013, the Company was subject to the terms of certain interest rate derivative agreements that were utilized by the Company to manage the interest rate exposure arising from specific wholesale funding positions. Such wholesale funding sources include floating-rate brokered money market deposits indexed to one-month LIBOR as well as a number of 90 day fixed-rate FHLB advances that are forecasted to be periodically redrawn at maturity for the same 90 day term as the original advance. The derivatives, comprising five interest rate swaps and two interest rate caps, were designated as cash flow hedges with changes in their fair value recorded as an adjustment through other comprehensive income on an after-tax basis. The Company had no interest rate derivatives as of or during the prior years ended June 30, 2012.

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2014 are as follows:

	June 30, 2014
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$103	Other liabilities	July 1, 2018
Effective August 19, 2013	75,000	(1,109)	Other liabilities	August 20, 2018
Effective October 9, 2013	50,000	(234)	Other liabilities	October 9, 2018
Effective March 28, 2014	75,000	(1,203)	Other liabilities	March 28, 2019
Effective June 5, 2015	60,000	(271)	Other liabilities	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	913	Other liabilities	June 5, 2018
Effective July 1, 2013	35,000	826	Other liabilities	July 1, 2018

Total	$500,000	$(975)

	Year Ended June 30, 2014
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$(896)	Not Applicable	$—
Effective August 19, 2013	(656)	Not Applicable	—
Effective October 9, 2013	(138)	Not Applicable	—
Effective March 28, 2014	(711)	Not Applicable	—
Effective June 5, 2015	(883)	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	(333)	Not Applicable	—
Effective July 1, 2013	(292)	Not Applicable	—

Total	$(3,909)		$—

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2013 are as follows:

	June 30, 2013
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$1,617	Other assets	July 1, 2018
Effective June 5, 2015	60,000	1,220	Other assets	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	1,485	Other assets	June 5, 2018
Effective July 1, 2013	35,000	1,323	Other assets	July 1, 2018

Total	$300,000	$5,645

	June 30, 2013
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$957	Not Applicable	$—
Effective June 5, 2015	722	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	128	Not Applicable	—
Effective July 1, 2013	31	Not Applicable	—

Total	$1,838		$—

The Company has in place an enforceable master netting arrangement with every counterparty. All master netting arrangements include rights to offset associated with the Company’s recognized derivative assets, derivative liabilities, and cash collateral received and pledged.

At June 30, 2014, three of the Company’s derivatives were in an asset position totaling $1.8 million while the remaining four derivatives were in a liability position totaling $2.8 million. In total, the Company’s derivatives were in a net liability position of $975,000 at June 30, 2014 and included in other liabilities as of that date. As required under the enforceable master netting arrangement with its derivatives counterparty, the Company posted financial collateral in the amount of $1,090,000 at June 30, 2014 that was not included as an offsetting amount.

At June 30, 2013, all derivatives were in an asset position so that no offset was required. Both the gross amount of assets and net amount included in other assets was $5,645,000 at June 30, 2013. As required under the enforceable master netting arrangement, the Company’s derivatives counterparty posted financial collateral in the amount $5,500,000 at June 30, 2013 that was not included as an offsetting amount.